Share Capital and Reserves - Summary of Share Capital (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance	[1]	$ 491	$ 491
Authorised equity capital, ending balance	[1]	$ 491	$ 491
Number of shares authorised, beginning balance	[1]	1,250	1,250
Number of shares authorised, ending balance	[1]	1,250	1,250
Allotted, called-up and fully paid, beginning balance	[1]	$ 317	$ 319
Cancellation of treasury shares	[1],[2]	(8)	(2)
Allotted, called-up and fully paid, ending balance	[1]	$ 309	$ 317
Shares outstanding, beginning balance	[1]	795	799
Cancellation of Treasury Shares	[1],[2]	(21)	(4)
Shares outstanding, ending balance	[1]	774	795
Income Shares [member]
Disclosure of classes of share capital [line items]
Authorised equity capital, beginning balance		$ 28	$ 28
Cancellation Of Income Shares	[3]	$ (28)
Authorised equity capital, ending balance			$ 28
Number of shares authorised, beginning balance		1,250	1,250
Cancellation of Income Shares	[3]	(1,250)
Number of shares authorised, ending balance		0	1,250
Allotted, called-up and fully paid, beginning balance		$ 16	$ 16
Cancellation of Income Shares	[3]	(16)
Allotted, called-up and fully paid, ending balance		$ 0	$ 16
Shares outstanding, beginning balance		795	799
Cancellation of Income Shares	[3]	(795)
Cancellation of Treasury Shares	[2]		(4)
Shares outstanding, ending balance			795

[1]	The Ordinary Shares represent 99.53% of the total issued share capital as at 31 December 2021 (2020: 93.71%).
[2]	During 2021, 21,000,000 Ordinary Shares (2020: 4,500,000 Ordinary Shares including Income Shares) were cancelled. The amount paid to repurchase these shares was initially recognised in Treasury Shares/own shares and was transferred to retained income on cancellation.
[3]	The Income Shares were cancelled with effect from 9 February 2021 pursuant to a resolution approved by the Shareholders at an extraordinary general meeting of the Company held on 9 February 2021 (2020: Income Shares represented 5.86% of the total issued share capital).